Prudential Jennison Equity Income Fund
Prudential Jennison Equity Income Fund
Class A: SPQAX	Class Q:PJIQX
Class B: JEIBX	Class R: PJERX
Class C: AGOCX	Class X: AXGOX
Class L: AGOAX	Class Z: JDEZX
Class M: AGOBX

Summary Prospectus	February 1, 2011

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.prudentialfunds.com. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: PrudentialJennisonEquityIncomeFund@prudentialfundsemail.com

The Fund's Prospectus and SAI, both dated January 14, 2011, and the Fund's most recent shareholder report, dated October 31, 2010, are all incorporated by reference into this Summary Prospectus.

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INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek income and capital appreciation.

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 27 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 56.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class L	Class M	Class Q	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	5.75%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1%	5%	1%	1%	6%	None	None	6%	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None	None	None	None
Redemption fees	None	None	None	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None	None	None	None
Maximum account fee (accounts under $2,500)	$15	$15	$15	$15	$15	None	None	$15	None

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class L	Class M	Class Q	Class R	Class X	Class Z
Management fees	.85	.85	.85	.85	.85	.85	.85	.85	.85
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.50	1.00	None	.75	1.00	None
+ Other expenses*	.31	.31	.31	.31	.31	.13	.31	.31	.31
= Total annual Fund operating expenses	1.46	2.16	2.16	1.66	2.16	.98	1.91	2.16	1.16
- Fee waiver or expense reimbursement	(.06)	(.01)	(.01)	(.01)	(.01)	-	(.26)	(.01)	(.01)
= Net annual Fund operating expenses	1.40	2.15	2.15	1.65	2.15	.98	1.65	2.15	1.15

Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$685	$981	$1,298	$2,195	$685	$981	$1,298	$2,195
Class B	718	975	1,258	2,231	218	675	1,158	2,231
Class C	318	675	1,158	2,492	218	675	1,158	2,492
Class L	733	1,067	1,424	2,427	733	1,067	1,424	2,427
Class M	818	1,075	1,358	2,315	218	675	1,158	2,315
Class Q	100	312	542	1,201	100	312	542	1,201
Class R	193	599	1,031	2,232	193	599	1,031	2,232
Class X	818	1,075	1,458	2,492	218	675	1,158	2,492
Class Z	117	367	637	1,408	117	367	637	1,408

° For the period ending February 29, 2012, the manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 1.15% of the Fund's average daily net assets. This waiver may not be terminated by the manager prior to February 29, 2012. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund's Board of Directors.
° The distributor of the Fund has contractually agreed until February 29, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares, and to reduce its distribution and service (12b-1) fees for Class R shares to .50 of 1% of the average daily net assets of the Class R shares. These waivers may not be terminated by the distributor prior to February 29, 2012. The decision on whether to renew, modify or discontinue the waivers is subject to review by the distributor and the Fund's Board of Directors.
* Does not include extraordinary expense of .04%.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund will invest under normal circumstances at least 65% of its total assets in income-producing equity and equity-related securities. Equity and equity-related securities include common stocks, securities convertible or exchangeable for common stock or the cash value of such common stock, nonconvertible preferred stocks and convertible securities, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and joint ventures and business development companies, securities of real estate investment trusts (REITs) and income and royalty trusts, publicly-traded master limited partnerships, American Depositary Receipts (ADRs) and other similar securities.

The Fund will seek companies with the ability to sustain and grow their dividends. The Fund will employ a value strategy to identify such companies, seeking companies the investment subadviser believes to be fundamentally sound, but are being valued at a discount to their true worth, as defined by the value of their earnings, free cash flow, the value of their assets, their private market value, or some combination of these factors. While we make every effort to achieve the Fund's objective, we cannot guarantee success.

Principal Risks of Investing in the Fund. All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity Securities Risk. There is the risk that the price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Foreign Securities Risk. Investing in securities of non-U.S. issuers (including Yankee Obligations) generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Real Estate Investment Trusts (REITs). In addition to the risks generally associated with equities, the performance of a REIT depends on the strength of real estate markets, REIT management and property management, all of which can be affected by many factors, including national and regional economic conditions.

Illiquid Securities Risk. The risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance. The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns % (Class L Shares)[1,2]
Best Quarter: 2nd Quarter 2009 19.87% Worst Quarter: 4th Quarter 2008 -19.38%

1 These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
2 Jennison Associates LLC became the subadviser to the Fund on January 12, 2007. Performance prior to that date is attributable to another subadviser.

Average Annual Total Returns % (as of 12-31-10)
Return Before Taxes	One Year	Five Years	Ten Years	Since Inception
Class A shares	12.34%	6.02%	N/A	5.97%
Class B shares	13.00	6.30	N/A	6.03
Class C shares	16.94	6.45	4.18	5.70
Class M shares	12.01	6.14	4.18	5.71
Class Q shares	N/A	N/A	N/A	N/A
Class R shares	N/A	N/A	N/A	N/A
Class X shares	12.05	6.07	4.21	5.72
Class Z shares	19.17	N/A	N/A	8.85

Average Annual Total Returns - Class L Shares % (as of 12-31-10)
Return Before Taxes	11.82	5.71	4.07	5.73
Return After Taxes on Distributions	11.15	4.51	3.40	5.09
Return After Taxes on Distribution and Sale of Fund Shares	8.36	4.82	3.45	4.92

• After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Index % (reflects no deduction for fees, expenses or taxes)
S&P 500 Index	15.08	2.29	1.42	N/A
Lipper Equity Income Index	14.04	2.15	2.86	N/A
Lipper Average	15.03	3.08	3.48	N/A

MANAGEMENT OF THE FUND

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Jennison Associates LLC	Shaun Hong, CFA	Managing Director	January 2007
		Ubong "Bobby" Edemeka	Managing Director	January 2007

BUYING AND SELLING FUND SHARES

	Minimum Initial Investment	Minimum Subsequent Investment
Fund shares (most cases)	$2,500	$100
Retirement accounts and custodial accounts for minors	$1,000	$100
Automatic Investment Plan (AIP)	$50	$50

You can purchase or redeem shares through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852. Redemption proceeds may be sent by mail, by Federal funds wire or deposited directly into your bank account if you have established the link.

TAX INFORMATION

Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

FINANCIAL INTERMEDIARY COMPENSATION

Potential Conflicts of Interest. If you purchase Fund shares through a financial services firm, the Fund, the Manager, or their related companies may pay the financial services firm for the sale of Fund shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Fund over another investment. Ask your financial services firm or representative for more information or visit your financial services firm's website.

By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.prudentialfunds.com

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